INCOME TAXES - Reconciliation of the combined Canadian tax rate to effective rate (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
Income before taxes	$ 87,021,000	$ 10,303,000
Combined Canadian tax rate	26.50%	26.50%
Income tax expense at combined rate	$ (23,061,000)	$ (2,730,000)
Difference in tax rates	(6,536,000)	(3,394,000)
Non-deductible amounts	(5,042,000)	(3,018,000)
Non-taxable amounts	33,314,000	17,334,000
Change in deferred tax assets not recognized	3,925,000	(5,729,000)
Change in tax rates, legislation	(80,000)	(151,000)
Prior year under provision	(235,000)	(8,000)
Other	58,000	(35,000)
Income tax recovery	$ 2,343,000	2,269,000
Renunciation of certain tax benefits		$ 8,000,000